Others, net (Tables)	12 Months Ended
Dec. 31, 2013
Others, net
Schedule of Group's other income or expenses

	For the years ended December 31,
	2011	2012	2013
	RMB	RMB	RMB
Government financial incentives	41,019,039	39,993,581	37,707,497
Exchange (loss) / gain	(7,994,077)	3,334,352	6,677,643
Expired game prepaid cards	10,647,183	4,428,309	1,555,307
PRC IIT refund	3,542,642	6,373,716	1,873,323
Rental income	2,419,411	5,230,480	13,744,791
Platform services commissions	—	—	21,467,065
Others	(4,134,774)	915,622	654,708

Total	45,499,424	60,276,060	83,680,334